Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Customer receivables, allowance for doubtful accounts	$ 26	$ 35
Other receivables, allowance for doubtful accounts	$ 2	$ 2
Common stock, shares authorized	1,800,000,000	1,800,000,000
Common stock, shares outstanding	835,000,000	810,000,000
Virginia Electric and Power Company
Customer receivables, allowance for doubtful accounts	$ 21	$ 28
Other receivables, allowance for doubtful accounts	$ 2	$ 2
Common stock, shares authorized	500,000	500,000
Common stock, shares outstanding	274,723	274,723